Summary of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Management Representation
Basis of Presentation and Management Representation
The consolidated financial statements include accounts, after elimination of intercompany accounts and transactions, of Conifer Holdings, Inc. (the “Company” or “Conifer”), its wholly owned subsidiaries, Conifer Insurance Company (“CIC”), White Pine Insurance Company (“WPIC”), Red Cedar Insurance Company (“RCIC”), Sycamore Insurance Agency, Inc. (“Sycamore”), and VSRM, Inc. (“VSRM”). CIC, WPIC, and RCIC are collectively referred to as the “Insurance Company Subsidiaries.” On a stand-alone basis, Conifer Holdings, Inc. is referred to as the “Parent Company.” VSRM owns a 50% non-controlling interest in Sycamore Specialty Underwriters, LLC (“SSU” or “Affiliate”).
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities. The Company has applied the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting and therefore the consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments, consisting of items of a normal recurring nature, necessary for a fair presentation of the consolidated interim financial statements, have been included.
These consolidated financial statements and the notes thereto should be read in conjunction with the Company's audited consolidated financial statements and related notes included in its Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC.
The results of operations for the three months ended March 31, 2023, are not necessarily indicative of the results expected for the year ended December 31, 2023.

Recent Developments
COVID-19 (the “Pandemic”) continues to cause significant disruption to public health, the global economy, financial markets, and commercial, social and community activity in general. As there has been a significant reduction in reported cases and correspondingly a reduction in government restrictions, we see reduced risk to our business. We continue to monitor potential risks the Pandemic may present including a potential resurgence. Our exposure to the Pandemic is manifold. The majority of our employees continue to work remotely however strict “shelter-in-place” or “stay-at-home” orders have been lifted. A significant portion of our revenues are generated from the hospitality sector within the U.S. which remains under stress due to the threats of resurgence and resource shortages that resulted from the Pandemic.
We have continued to provide customer service, process new and renewal business, handle claims and otherwise manage all operations even though the vast majority of the staff is working remotely. To date, we have not seen a major disruption in our business as a result of the Pandemic and currently do not expect to see a material negative impact to our financial position or results of operations as a result of the Pandemic.
Basis of Presentation and Management Representation
The consolidated financial statements include accounts, after elimination of intercompany accounts and transactions, of Conifer Holdings, Inc. (the “Company” or “Conifer”), its wholly owned subsidiaries Conifer Insurance Company (“CIC”), Red Cedar Insurance Company (“RCIC”), White Pine Insurance Company (“WPIC”), Sycamore Insurance Agency, Inc. (“Sycamore”), and, as of October 13, 2022, VSRM, Inc. (“VSRM”). VSRM has substantially no operations following the contribution to SSU as described in Note 2 ~ VSRM Transaction. CIC, WPIC, and RCIC are collectively referred to as the “Insurance Company Subsidiaries.” On a stand-alone basis Conifer Holdings, Inc. is referred to as the “Parent Company.”
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities.

Business
Business
The Company is engaged in the sale of property and casualty insurance products and has organized its principal operations into three types of insurance businesses: commercial lines, personal lines, and agency business. The Company underwrites a variety of specialty insurance products, including property, general liability, liquor liability, automobile, and homeowners and dwelling policies. The Company markets and sells its insurance products through a network of independent agents, including managing general agents, whereby policies are written in all 50 states in the United States of America (“U.S.”). The Company’s corporate headquarters are located in Troy, Michigan with additional office facilities in Florida and Michigan.

Business
The Company is engaged in the sale of property and casualty insurance products and has organized its principal operations into three types of insurance businesses: commercial lines, personal lines, and agency business. The Company underwrites a variety of specialty insurance products, including property, general liability, liquor liability, automobile, and homeowners and dwelling policies. The Company markets and sells its insurance products through a network of independent agents, including managing general agents, whereby policies are written in all 50 states in the United States (“U.S.”). The Company’s corporate headquarters are located in Troy, Michigan with additional office facilities in Florida and Michigan.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes the amounts included in the consolidated financial statements reflect management's best estimates and assumptions, actual results may differ from these estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain, including uncertainties associated with the Pandemic. While management believes the amounts included in the consolidated financial statements reflect management's best estimates and assumptions, actual results may differ from these estimates.

Cash, Cash Equivalents, and Short-term Investments
Cash, Cash Equivalents, and Short-term Investments
Cash consists of cash deposits in banks, generally in operating accounts. Cash equivalents consist of money-market funds that are specifically used as overnight investments tied to cash deposit accounts. Short-term investments, consisting of money market funds, are classified as investments in the consolidated balance sheets as they relate to the Company’s investment activities.

Cash, Cash Equivalents, and Short-term Investments
Cash consists of cash deposits in banks, generally in operating accounts. Cash equivalents consist of money-market funds that are specifically used as overnight investments tied to cash deposit accounts. Short-term investments, consisting of money-market funds, are classified as short-term investments in the consolidated balance sheets as they relate to the Company’s investment activities.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Effective January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which introduces a new process for recognizing credit losses on financial instruments based on expected credit losses. This new standard replaces the incurred loss methodology and the concept of Other-than-Temporary Impairment (or “OTTI”) with an expected credit loss methodology that is sometimes referred to as the Current Expected Credit Loss (CECL) methodology. The guidance applies to Conifer's reinsurance recoverables, premium receivable, and debt securities. Results for reporting periods beginning after January 1, 2023 are presented under ASC 326, while prior period amounts continue to be reported in accordance with previously applicable U.S. GAAP. The adoption of ASC 326 did not have any impact on the Company's financial statements.
Among other updates which management deems to have no material impact, ASC 326 made changes to the accounting for available-for-sale debt securities. At each quarter-end, for available-for-sale debt securities in an unrealized loss position, the Company first assesses whether it intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.
For debt securities available-for-sale that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. Changes in the allowance for credit losses are recorded as provision for (or reversal of) credit loss expense. Losses are charged against the allowance when management believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.
Recently Issued Accounting Guidance
In January 2021, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848). This guidance provides optional expedients and exceptions that are intended to ease the burden of updating contracts to contain a new reference rate due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR). This guidance is available immediately and may be implemented in any period prior to the guidance expiration on December 31, 2024. Management does not expect the new guidance to have a material impact on the Company’s consolidated financial statements.

Accounting Guidance Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), which amends the current methodology and timing for recognizing credit losses. This amendment will replace the current GAAP “incurred loss” methodology for credit losses with a methodology based on expected credit losses. The new guidance will also require expanded consideration of a broader range of reasonable and increased supportable information for the credit loss estimates. This ASU is effective for annual and interim reporting periods beginning after December 15, 2022. Management does not expect the new guidance to have a material impact on the Company's consolidated financial statements.
In January 2021, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848). This guidance provides optional expedients and exceptions that are intended to ease the burden of updating contracts to contain a new reference rate due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR). This guidance is available immediately and may be implemented in any period prior to the guidance expiration on December 31, 2024. Management does not expect the new guidance to have a material impact on the Company’s consolidated financial statements.